Assets held for sale and liabilities of disposal groups held for sale	12 Months Ended
Dec. 31, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets held for sale and liabilities of disposal groups held for sale	Assets held for sale and liabilities of disposal groups held for sale

Held for sale at 31 December
	2024	2023
	£m	£m
Held for sale at 31 Dec
Disposal groups	21,620	21,792
Unallocated impairment losses[1]	(25)	(1,548)
Non-current assets held for sale	11	124
Assets held for sale	21,606	20,368
Liabilities of disposal groups held for sale	23,110	20,684
1    This represents impairment losses in excess of the carrying amount on the non-current assets, excluded from the measurement scope of IFRS 5.
Disposal groups
Planned sale of Private Banking business in Germany
On 23 September 2024, HSBC Continental Europe reached an agreement to sell its private banking business in Germany to BNP Paribas and the disposal group met the held for sale criteria at 31 December 2024. This sale, which remains subject to works council consultation, is expected to be completed in the second half of 2025. The sale is expected to generate an estimated pre-tax gain on disposal of £0.2bn, which will be recognised on completion.
Planned sale of our business in South Africa
On 25 September 2024, HSBC reached an agreement to transfer its business in South Africa to local lender FirstRand Bank Ltd and the disposal group met the held for sale criteria at 31 December 2024. The transaction, which is subject to regulatory and governmental approvals, is expected to complete in the second half of 2025. At closing, cumulative foreign currency translation reserves and other reserves will recycle to the income statement. At 31 December 2024, foreign currency translation reserve and other reserve losses stood at £0.1bn.
Planned sale of French Life Insurance Business
On 20 December 2024, HSBC Continental Europe, a wholly owned subsidiary of HSBC Bank plc, signed a Memorandum of Understanding (MoU) for the planned sale of its French life insurance business, HSBC Assurances Vie (France), to Matmut Société d’Assurance Mutuelle. The transaction, which is subject to regulatory approvals and employee consultation, is expected to complete in the second half of 2025. The disposal group met the held for sale criteria at 31 December 2024, resulting in the reclassification of £19.3bn in assets and £18.7bn in liabilities to held for sale, and the recognition of an immaterial loss on disposal. The total pre-tax loss at completion is estimated at £0.2bn inclusive of migration costs and the recycling of cumulative foreign currency translation reserves, insurance finance reserves and other reserves which stood at a net loss of £0.1bn as at 31 December 2024.
At 31 December 2024, the major classes of assets and associated liabilities of disposal groups held for sale, excluding allocated impairment losses, were as follows:

	French Life Insurance Business	South Africa[1]	German Private Banking Business	Total
	£m	£m	£m	£m
Operating segment	WPB	GBM and Corporate Centre	WPB
Assets of disposal groups held for sale
Cash and balances at central banks	—	—	1,511	1,511
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss	11,607	—	—	11,607
Loans and advances to banks	115	—	—	115
Loans and advances to customers	—	523	246	769
Financial investments[2]	6,776	—	—	6,776
Insurance Contract Assets	18	—	—	18
Prepayments, accrued income and other assets	793	13	18	824
Total Assets at 31 Dec 2024	19,309	536	1,775	21,620

Liabilities of disposal groups held for sale
Customer accounts	—	2,626	1,662	4,288
Financial liabilities designated at fair value	9	—	95	104
Insurance Contract Liabilities	17,387	—	—	17,387
Accruals, deferred income and other liabilities	1,272	41	18	1,331
Total Liabilities at 31 Dec 2024	18,668	2,667	1,775	23,110

Expected date of completion	Second half of 2025	Second half of 2025	Second half of 2025
1    Under the financial terms of the sale of our South Africa business, HSBC Bank Plc will transfer the business with a net asset value of £0.5bn for a book value less any provisions. The purchase price will be satisfied by the transfer of agreed liabilities of £2.7bn. Any required increase to the net asset value of the business to achieve this will be satisfied by the inclusion of additional cash. As at 31 December 2024, HSBC would be expected to include a cash contribution of £2.1bn.
2    Represents financial investments measured at fair value through other comprehensive income.

	France retail banking operations	Other[1]	Total
	£m	£m	£m
Operating segment	WPB	CMB, GBM
Assets of disposal groups held for sale
Cash and balances at central banks	177	—	177
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss	38	—	38
Loans and advances to banks	8,103	—	8,103
Loans and advances to customers	13,255	90	13,345
Financial investments[2]	25	—	25
Prepayments, accrued income and other assets	103	1	104
Total Assets at 31 Dec 2023	21,701	91	21,792

Liabilities of disposal groups held for sale
Customer accounts	17,492	95	17,587
Financial liabilities designated at fair value	1,858	—	1,858
Debt securities in issue	1,080	—	1,080
Accruals, deferred income and other liabilities	159	—	159
Total Liabilities at 31 Dec 2023	20,589	95	20,684

Date of completion	1 January 2024
1    Includes transfer of hedge fund administration services.
2    Includes financial investments measured at fair value through other comprehensive income of £21.7m and debt instruments measured at amortised cost of £3.8m.
Business disposals
France retail banking operations
On 1 January 2024, HSBC Continental Europe completed the sale of its retail banking business in France to CCF, a subsidiary of Promontoria MMB SAS (‘My Money Group’). The sale also included HSBC Continental Europe’s 100% ownership interest in HSBC SFH (France) and its 3% ownership interest in Crédit Logement.
Upon completion and in accordance with the terms of the sale, HSBC Continental Europe received a €0.1bn (£0.1bn) profit participation interest in the ultimate holding company of My Money Group. The associated impacts on initial recognition of this stake at fair value were recognised as part of the pre-tax loss on disposal in 2023, upon the reclassification of the disposal group as held for sale. In accordance with the terms of the sale, HSBC Continental Europe retained a portfolio of €7.1bn (£5.9bn) at the time of the sale, consisting of home and certain other loans, and the CCF brand, which it licensed to the buyer under a long-term licence agreement. Additionally, HSBC Continental Europe’s subsidiaries, HSBC Assurances Vie (France) and HSBC Global Asset Management (France), entered into distribution agreements with the buyer.
The customer lending balances and associated income statement impacts of the portfolio of retained loans, together with the profit participation interest and the licence agreement of the CCF brand, were reclassified from WPB to Corporate Centre, with effect from 1 January 2024.
During the fourth quarter of 2024, we began the process of marketing the retained home and other loan portfolio for sale, which had a carrying value of €6.7bn (£5.5bn) at 31 December 2024. As a result, we reclassified the portfolio to a hold-to-collect-and-sell business model from 1 January 2025 and will measure it prospectively from the first quarter of 2025 at fair value through other comprehensive income. We expect to recognise an estimated £0.8bn fair value pre-tax loss in other comprehensive income on the remeasurement of the financial instruments. The valuation of this portfolio of loans may be substantially different in the event of a sale due to entity and deal-specific factors, including funding costs and the value of customer relationships. In the event of a sale, upon completion, the cumulative fair value changes recognised through other comprehensive income, which would reflect the terms of an agreed sale, would reclassify to the income statement. In December 2024, we entered into non-qualifying economic hedges, hedging interest rate risk on the portfolio and recognised a £0.1bn mark-to-market gain year-to-date.
Armenia
On 29 November 2024, HSBC Europe BV completed the sale of HSBC Bank Armenia to Ardshinbank with a year-to-date loss of £0.1bn recognised.
Russia
On 30 May 2024, HSBC Europe BV, a wholly-owned subsidiary of HSBC Bank plc, completed the sale of HSBC Bank (RR) (Limited Liability Company) to Expobank. Foreign currency translation reserve losses of £0.1bn were recognised in the income statement upon completion.